PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS AND CONTINGENT LIABILITIES
Schedule of detail of provisions

The following tables show the detail of the provisions at December 31, 2023 and 2022:

As of December 31, 2023

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings(1)	guarantees(2)	commitments	contracts(3)	Total
In millions of COP
Balance at January 1, 2023	47,577	84,997	16,501	265,405	2,762	417,242
Net provisions recognized during the period	19,427	11,248	(14,139)	4,394	538	21,468
Provisions used during the period	(10,666)	(3,865)	-	-	-	(14,531)
Translation adjustment	(1,395)	-	(124)	(17,418)	-	(18,937)
Effect of discounted cash flows	(4,131)	-	-	-	-	(4,131)
Final balance at December 31, 2023	50,812	92,380	2,238	252,381	3,300	401,111
(1)	Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; Judicial Proceesing current and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,920.
(2)	The balance corresponds mainly to financial guarantees in Bancolombia S.A. and its decrease is due to the cancellation of operations
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

As of December 31, 2022

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings(1)	guarantees(2)	commitments	contracts(3)	Total
In millions of COP
Balance at January 1, 2022	35,815	15,340	31,111	204,655	1,096	288,017
Net provisions recognized during the period	18,958	92,739	(14,716)	48,727	1,666	147,374
Provisions used during the period	(8,863)	(23,082)	-	-	-	(31,945)
Translation adjustment	(1,733)	-	106	12,023	-	10,396
Effect of discounted cash flows	3,400	-	-	-	-	3,400
Final balance at December 31, 2022	47,577	84,997	16,501	265,405	2,762	417,242
(1)	Mainly includes environmental remediation of the Santa Elena property, see Note 21.2. Contingent Liabilities; and proceedings in administrative litigation regarding the discussion of the difference in income tax criteria according to the applicable tax law for COP 14,002.
(2)	The balance corresponds mainly to financial guarantees in Bancolombia S.A.
(3)	Onerous contracts corresponds to Renting Colombia S.A.S.

Schedule of provisions of financial guarantees and loan commitments

The following table shows the changes in the provision for financial guarantees and loan commitments during period at December 31, 2023 and 2022 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2023	140,574	82,615	58,717	281,906
Transfers	34,443	(23,490)	(10,953)	-
Transfer to stage 1	33,530	(24,858)	(8,672)	-
Transfer to stage 2	2,384	4,992	(7,376)	-
Transfer to stage 3	(1,471)	(3,624)	5,095	-
Provisions recognized during the period	56,254	11,515	9,928	77,697
Provisions reversed during the period	(60,779)	(20,306)	(6,357)	(87,442)
Translation adjustment	(12,155)	(5,276)	(111)	(17,542)
Balance at December 31, 2023	158,337	45,058	51,224	254,619

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2022	104,204	59,825	71,737	235,766
Transfers	24,198	1,873	(26,071)	-
Transfer to stage 1	25,578	(17,581)	(7,997)	-
Transfer to stage 2	119	21,547	(21,666)	-
Transfer to stage 3	(1,499)	(2,093)	3,592	-
Provisions recognized during the period	60,707	22,636	8,149	91,492
Provisions reversed during the period	(55,730)	(6,559)	4,808	(57,481)
Translation adjustment	7,195	4,840	94	12,129
Balance at December 31, 2022	140,574	82,615	58,717	281,906

Schedule of financial guarantees

As of December 31, 2023

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	826,699
Guarantees greater than 1 month and up to 3 months	3,778,824
Guarantees greater than 3 months and up to 1 years	5,609,521
Guarantees greater than 1 year and up to 3 years(1)	1,489,899
Guarantees greater than 3 years and up to 5 years	450,875
Guarantees greater than 5 years	535,380
Total	12,691,198
(1)	The decrease with respect to the previous year is mainly due to the cancellation of operations with the following economic sectors: energy, private, among others.

As of December 31, 2022

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	757,658
Guarantees greater than 1 month and up to 3 months	1,286,137
Guarantees greater than 3 months and up to 1 years	5,695,172
Guarantees greater than 1 year and up to 3 years	3,660,806
Guarantees greater than 3 years and up to 5 years	134,611
Guarantees greater than 5 years	90,530
Total	11,624,914